Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2018 Share Options [member]	6 Months Ended
Jun. 30, 2018 GBP (£) shares yr
Grant Date Apr 11, 2018 One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	64.48%
Dividend yield	0.00%
Risk-free investment rate	1.04%
Fair value of option at grant date	£ 8.97
Fair value of share at grant date	17.51
Exercise price at date of grant	£ 17.51
Lapse date	Apr. 11, 2028
Expected option life (years) | yr	4.50
Number of options granted | shares	71,500
Grant Date Apr 11, 2018 Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	60.06%
Dividend yield	0.00%
Risk-free investment rate	0.83%
Fair value of option at grant date	£ 17.35
Fair value of share at grant date	17.51
Exercise price at date of grant	£ 0.16
Lapse date	Apr. 11, 2028
Expected option life (years) | yr	2.00
Number of options granted | shares	7,500
Grant Date May 8, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	65.80%
Dividend yield	0.00%
Risk-free investment rate	1.02%
Fair value of option at grant date	£ 8.63
Fair value of share at grant date	16.57
Exercise price at date of grant	£ 16.57
Lapse date	May 08, 2028
Expected option life (years) | yr	4.50
Number of options granted | shares	62,000
Vesting Dates One [member] | Grant Date Apr 11, 2018 One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 11, 2019
Vesting Dates One [member] | Grant Date Apr 11, 2018 Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 11, 2018
Vesting Dates One [member] | Grant Date May 8, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 08, 2019
Vesting Dates Two [member] | Grant Date Apr 11, 2018 One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 11, 2020
Vesting Dates Two [member] | Grant Date May 8, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 08, 2020
Vesting Dates Three [member] | Grant Date Apr 11, 2018 One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 11, 2021
Vesting Dates Three [member] | Grant Date May 8, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 08, 2021
Vesting Dates Four [member] | Grant Date Apr 11, 2018 One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Apr. 11, 2022
Vesting Dates Four [member] | Grant Date May 8, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	May 08, 2022